RELATED PARTY TRANSACTIONS (Transactions Between Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Revenue from sale of goods and services, related party transactions	$ 292,711	$ 342,560	$ 949,225
Purchases of goods and services, related party transactions	705,200	699,323	807,079
Finance income (expense) with related parties	12,662	11,506	7,322
Dividends from non-consolidated parties	27,062	34,841	15,493
Other income (expenses), net, related party transactions	3,463	3,149	3,982
Outstanding balances for related party transactions [abstract]
Receivables, related party transactions	219,322	120,554
Non-consolidated parties
Related party transactions [abstract]
Sales of goods, related party transactions	138,416	163,591	720,137
Sales of services and others, related party transactions	181	168	177
Purchases of goods, related party transactions	333,260	491,011	643,494
Purchases of services and others, related party transactions	99,397	23,574	13,735
Finance income (expense) with related parties	13,484	12,263	8,298
Dividends from non-consolidated parties	27,062	34,841	15,493
Other income (expenses), net, related party transactions	915	1,396	3,300
Outstanding balances for related party transactions [abstract]
Receivables, related party transactions	156,937	143,292
Advances to suppliers, related party transactions	2,524	2,843
Payables, related party transactions	(57,230)	(149,562)
Other related parties
Related party transactions [abstract]
Sales of goods, related party transactions	151,270	174,869	224,698
Sales of services and others, related party transactions	2,844	3,932	4,213
Purchases of goods, related party transactions	93,214	81,404	70,951
Purchases of services and others, related party transactions	179,329	103,334	78,899
Expenses in connection with lease contracts from other related parties	(822)	(757)	(976)
Other income (expenses), net, related party transactions	2,548	1,753	$ 682
Outstanding balances for related party transactions [abstract]
Receivables, related party transactions	26,988	29,402
Advances to suppliers, related party transactions	131,685	123,921
Payables, related party transactions	(39,721)	(27,963)
Lease liabilities with other related parties	$ (1,861)	$ (1,379)